Property and Equipment - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Property, Plant and Equipment [Line Items]
Decrease in net income before non-controlling interest due to change in estimated useful life				Lower by Rs. 390.5 million
Depreciation and amortization	$ 122.6	6,686.2	5,588.7	5,138.6